11. Fair Value: Schedule of Fair Value (Tables)	3 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Fair Value

December 31, 2012:

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities
Convertible debentures	-	$4,045,743	-	$4,045,743

September 30, 2012:

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities
Obligation on patent acquisitions	-	$87.500	-	$87,500
Convertible debentures	-	$3,507,033	-	$3,507,033